ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 1, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
Premise Capital Diversified Tactical ETF (S000055268)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Premise Capital Diversified Tactical ETF, (the “Fund”) certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment with respect to the Fund dated January 31, 2021, and filed electronically as Post-Effective Amendment No. 676 to the Trust’s Registration Statement on Form N‑1A on January 26, 2021.
If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary